Share Buyback (Details) - EUR (€) € in Millions		8 Months Ended	12 Months Ended
	Apr. 29, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Value of share buyback programme	€ 3,000
Number of ordinary shares		62,976,145
Cash paid for repurchase of shares programme		€ 3,018	€ 3,018	€ 0	€ 0